Consolidated Statements of Financial Position (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Assets:
Cash and deposits with banks	¥ 78,237,000	¥ 76,465,511
Call loans and bills bought	6,088,010	5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	13,402,684	11,024,084
Trading assets	5,310,998	4,585,915
Derivative financial instruments	13,015,294	8,649,947
Financial assets at fair value through profit or loss	1,900,462	1,488,239
Investment securities	34,082,730	27,595,598
Loans and advances	116,285,384	111,891,134
Investments in associates and joint ventures	1,384,292	1,141,250
Property, plant and equipment	1,877,012	1,832,241
Intangible assets	973,871	905,028
Other assets	8,929,755	6,167,202
Current tax assets	71,559	190,267
Deferred tax assets	81,596	65,810
Total assets	281,640,647	257,687,038
Liabilities:
Deposits	178,121,198	172,927,810
Call money and bills sold	2,161,558	2,569,056
Repurchase agreements and cash collateral on securities lent	23,604,811	17,786,026
Trading liabilities	4,187,152	3,291,089
Derivative financial instruments	15,298,715	10,496,855
Financial liabilities designated at fair value through profit or loss	421,392	414,106
Borrowings	16,060,190	15,371,801
Debt securities in issue	13,725,816	11,984,994
Provisions	225,396	247,344
Other liabilities	12,273,302	8,703,413
Current tax liabilities	46,800	41,649
Deferred tax liabilities	449,682	315,930
Total liabilities	266,576,012	244,150,073
Equity:
Capital stock	2,344,038	2,342,537
Capital surplus	635,915	645,774
Retained earnings	7,563,151	7,199,479
Treasury stock	(17,722)	(151,799)
Equity excluding other reserves	10,525,382	10,035,991
Other reserves	3,288,687	2,629,000
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	13,814,069	12,664,991
Non-controlling interests	123,871	106,172
Equity attributable to other equity instruments holders	1,126,695	765,802
Total equity	15,064,635	13,536,965
Total equity and liabilities	¥ 281,640,647	¥ 257,687,038